SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - ECOLAB PUERTO RICO SAVINGS PLAN - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	41-0231510
Plan number	005
Notes receivable from participants	$ 392	$ 437
Total assets	$ 14,861
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants (in%)	4.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants (in%)	9.50%
Investment, Identifier [Axis]: Harbor Capital Appreciate CIT Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:HarborCapitalAppreciateCitMember
Investment current value type	Common/collective trusts
Current Value	$ 77
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Money Market Dodge amp; Cox Stock Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:DodgeCoxStockFundMember
Investment current value type	Registered investment companies
Current Value	$ 321
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Money Market Fidelity Global ex US Index Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:FidelityGlobalExUsIndexFundMember
Investment current value type	Registered investment companies
Current Value	$ 5
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund American Europacific Growth R6 Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:AmericanEuropacificGrowthR6Member
Investment current value type	Registered investment companies
Current Value	$ 180
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Banco Popular Time Deposit Open Account Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:BancoPopularTimeDepositOpenAccountMember
Investment current value type	Registered investment companies
Current Value	$ 2
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Fidelity Extended Market Index Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:FidelityExtendedMarketIndexFundMember
Investment current value type	Registered investment companies
Current Value	$ 283
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Fidelity Government Money Market Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:FidelityGovernmentMoneyMarketFundMember
Investment current value type	Registered investment companies
Current Value	$ 175
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Spartan 500 Index Fund Investor Class Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:Spartan500IndexFundInvestorClassMember
Investment current value type	Registered investment companies
Current Value	$ 3,129
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Spartan US Bond Index Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:SpartanUsBondIndexFundMember
Investment current value type	Registered investment companies
Current Value	$ 278
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Fund Western Asset Core Plus Bond Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:WesternAssetCorePlusBondFundMember
Investment current value type	Registered investment companies
Current Value	$ 6
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2025 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2025FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 427
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2030 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2030FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 919
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2035 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2035FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 1,146
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2040 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2040FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 1,096
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2045 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2045FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 908
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2050 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2050FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 476
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2055 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2055FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 251
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2060 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2060FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 70
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2065 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2065FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 54
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement Income Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirementIncomeFundMMember
Investment current value type	Common/collective trusts
Current Value	$ 25
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Wellington Trust Investment Fund Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:WellingtonTrustInvestmentFundMember
Investment current value type	Common/collective trusts
Current Value	$ 61
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 4,379
Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	5,510
Ecolab Inc. common stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 4,580
Asset held for investment, party-in-interest	true